Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	May 01, 2021	Mar. 14, 2021	May 14, 2021	Mar. 31, 2021	Mar. 31, 2020	May 31, 2019
Long term debt				$ 170,280	$ 108,592
Dermavant Sciences Ltd [Member]
Debt principal amount				20,000	$ 20,000	$ 20,000
Dermavant Sciences Ltd [Member] | Subsequent Event [Member]
Warrants issued to purchase common shares		1,199,072
Percentage of common stock shares issued and outstanding at closing		1.00%
Warrants exercise price		$ 0.01
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Credit Facility [Member]
Debt principal amount		$ 40,000
Interest rate		10.00%
Maturity date		5 years
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Revenue Interest Purchase and Sale Agreement [Member]
Revenue interest purchase and sale agreement amount			$ 160,000
Revenue interest purchase and sale agreement committed fund to be paid			$ 160,000
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Revision of Prior Period, Reclassification, Adjustment
Long term debt				$ 3,100
Sumitomo Pharmaceuticals (Suzhou) Co., Ltd. [Member] | Subsequent Event [Member]
Business combination, paid in cash	$ 5,000